UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1 — Schedule of Investments.

Utopia Core Fund

Schedule of Investments, June 30, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (42.5%)
Agriculture (0.3%)
Cresud SA	11,550	156,156

Apparel (0.5%)
Ocean Sky Intl Ltd. (4)	1,966,000	217,609

Banks (1.5%)
Mitsubishi UFJ Financial Group, Inc.	13,975	194,951
Mizuho Financial Group (4)	23	195,060
National Bancshares *	130,000	305,500
		695,511
Beverages (0.2%)
Ten Ren Tea Co Ltd.	93,000	89,331

Building Materials (1.0%)
Dynasty Ceramic PCL	718,800	280,958
ENDO Lighting Corp. (4)	16,650	176,145
		457,103

Chemicals (1.8%)
Arkema *	15	582
Chemical Co of Malay	63,500	54,263
Korea Polyol Co Ltd.	3,650	145,038
Landec Corp. *	9,700	89,725
Meghmani Organics (4)	626,000	127,585
Yip’s Chemical Hldgs (4)	1,148,800	417,818
		835,011
China (0.7%)
Lenovo Group Ltd. (4)	976,000	324,232

Commercial Services (0.3%)
Bangkok Aviation	400,000	110,178
Franklin Covey Co. *	1,900	14,060
Grubb & Ellis Realty *	3,728	23,971
		148,209
Distribution-Wholesale (0.3%)
China Hong Kong Photo	1,366,000	142,469

Diversified Financial Services (1.6%)
Guoco Group Ltd.	22,000	260,330
Kas Bank NV (4)	7,835	204,596
SinoPac Fin Hldgs Co. (4)	535,000	270,824
		735,750
Electrical Components & Equipment (2.1%)
Enel SpA (4)	26,700	229,701
FINETEC Corp. (4)	12,675	156,378
Merix Corp. *	18,600	204,042
Terna SpA (4)	88,000	234,579
Vestas Wind Systems *(4)	4,000	109,578
Xantrex Tech Inc. *	2,515	18,812
		953,090
Engineering & Construction (1.0%)
CH Karnchang	972,000	200,163
Japan Airport Terminal (4)	14,700	159,770
Road Builder Holdings (4)	149,700	88,785
		448,718
Entertainment (0.6%)
Major Cineplex Group	114,100	50,585
Tally-Ho Ventures *(1)	185,000	212,750
		263,335
Environmental Control (0.1%)
Sinomem Technology Ltd. (4)	110,000	57,333

1

Food (1.0%)
Fyffes PLC (4)	176,484	311,871
Tofutti Brands Inc. *	50,825	147,393
		459,264
Healthcare Products (0.2%)
Bausch & Lomb, Inc.	2,195	107,643

Holding Companies (1.6%)
Bousted Holdings Berhad	561,200	274,911
Chuang’s China Investments Ltd. (4)	2,640,000	146,306
Haw Par Corp. (4)	94,000	338,937
		760,154
Insurance (3.7%)
21st Century Holding Co.	29,100	380,628
Aspen Insurance Holdings Ltd.	3,450	80,350
Endurance Specialty	2,425	77,600
Financial Industries Corp. *	57,468	499,684
Muenchener Rueckver (4)	1,830	249,714
Singapore Reinsurance (4)	2,263,000	401,317
		1,689,293
Internet (4.3%)
C.S. Loxinfo Public	2,916,000	281,503
Earthlink, Inc. *	36,700	317,822
Kintera, Inc.*	268,219	523,027
Liberty Media Holding Corp. - Interactive *	2,800	48,328
Pacific Internet Ltd. *	57,000	541,500
United Online, Inc.	23,675	284,100
		1,996,280
Leisure Time (0.4%)
CA Wow Xperience (4)	149,083	25,626
Ducati Motor Holdings *	183,475	155,823
		181,449
Machinery-Diversified (0.4%)
ATS Automation Tooling Systems, Inc. *	21,300	193,671
Tsudakoma Corp. (4)	8,000	15,942
		209,613
Media (2.0%)
John Fairfax Holdings (4)	79,600	221,899
Liberty Global Inc. *	12,650	260,210
Liberty Media Holding Corp. - Capital *	560	46,911
Mondo TV SpA *(4)	5,550	188,131
New York Times Co.	5,500	134,970
Workpoint Entertainment	90,000	57,135
		909,256
Metal Fabrication-Hardware (0.1%)
Wah Seong Corp. Berha (4)	109,000	68,263

Miscellaneous Manufacturers (0.9%)
Agfa Gevaert NV (4)	13,975	338,372
EganaGoldpfeil Ltd. (4)	158,000	64,266
		402,638
Oil&Gas (4.5%)
China Petroleum & Chemical Corp.	2,450	140,238
Cimarex Energy Co.	5,260	226,180
ConocoPhillips	2,950	193,313
ENI SpA	4,325	254,094
PetroChina Co. Ltd.	10	1,080
Petroleo Brasileiro	399	35,635
Range Resources Corp.	6,725	182,853
Repsol YPF, S.A.	5,625	157,837
Statoil ASA *	7,405	211,190
Thai Oil Public Co. (4)	190,000	317,848
Total SA	2,606	170,745
Transmeridian Exploration, Inc. *	28,644	163,271
		2,054,284
Pharmaceuticals (0.1%)
Hua Han Bio-Pharmaceutical	312,000	58,252
Natrol Inc. *	799	1,510
		59,762

2

Real Estate (3.3%)
Amanah Harta Tanah	94,500	19,032
Amanah Harta Tanah2	253,527	28,978
AVJennings Homes Ltd. (4)	211,084	180,009
Blackrock *	63,200	29,909
Cheung Kong Holdings (4)	10,000	108,493
Grubb & Ellis Co. *(4)	2,050	18,962
Hemaraj Land & Development (4)	10,170,900	245,788
Rojana Indus Park	727,800	217,653
Ticon Industrial (4)	1,022,000	437,932
Wheelock & Co Ltd. (4)	132,000	221,738
		1,508,494
REITS (0.3%)
Correctional Properties Trust	2,477	61,306
MCO CR-REIT	9,810	65,348
		126,654
Retail (1.2%)
Food Junction Holdings (4)	788,000	301,340
Matsuzakaya Co Ltd. (4)	23,000	152,283
RadioShack Corp.	6,200	86,800
		540,423
Semiconductors (1.0%)
Intel Corp.	24,850	470,907

Software (2.5%)
EPIQ Systems Inc. *	23,625	393,120
IBA Healthcare Ltd. (4)	500,000	278,366
iSOFT Group (4)	134,169	191,117
Microsoft Corp.	11,625	270,863
		1,133,466
Telecommunications (1.1%)
Chunghwa Telecom Co. (4)	82,000	147,743
Fastweb *(4)	3,075	133,524
Shin Corp Pub Co Ltd. (4)	307,000	234,375
		515,642
Toys-Games-Hobbies (0.6%)
Action Products International *	139,150	281,083

Transportation (1.3%)
Sakai Moving Service (4)	3,450	81,095
Singapore Post Ltd. (4)	736,000	502,415
		583,510

TOTAL COMMON STOCKS (IDENTIFIED COST $19,331,284)		19,581,935

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (3.8%)
Banks (1.7%)
Barclays Bank PLC (2)	5.046%	03/30/2007	105,000	104,059
Exim of Ukraine	7.75%	09/23/2009	325,000	320,157
Rabobank Nederland (3)	4.00%	11/12/2008	170,000	163,147
Rabobank Nederland	4.625%	05/31/2012	102,000	183,850
				771,213
Cosmetics-Personal Care (0.1%)
Procter & Gamble	4.75%	06/15/2007	45,000	44,640

Diversified Financial Services (0.5%)
General Electric Capital Corp.	3.875%	05/07/2014	220,000	188,937
Merrill Lynch & Co (2)	8.00%	03/24/2009	45,000	44,019
				232,956
Electrical Components & Equipment (0.3%)
Pacificorp *	6.375%	05/15/2008	125,000	126,588

Insurance (0.1%)
Horace Mann (3)	1.425%	05/14/2032	128,000	59,680

Real Estate (0.1%)
TrizecHahn Corp.	3.00%	01/29/2021	85,000	77,244

Semiconductors (0.5%)
ASM International NV	4.25%	12/06/2011	230,000	222,238

Telecommunications (0.5%)
Verizon Wireless Capital LLC	5.375%	12/15/2006	225,000	224,752

TOTAL CORPORATE BONDS (IDENTIFIED COST $1,767,002)				1,759,311

3

GOVERNMENT BONDS (29.6%)
Foreign Bonds & Notes (4.2%)
Deutschland Inflation Linked	1.50%	04/15/2016	263,232	324,229
Singapore Government	2.1875%	01/15/2009	775,000	503,939
Swiss Government	3.50%	08/07/2010	590,000	502,915
Swedish Government	1.00%	04/01/2012	2,850,000	382,746
United Kingdom Gilt	4.00%	03/07/2009	136,000	246,461
				1,960,290
U.S. Treasury Bonds & Notes (25.4%)
U.S. Treasury Bond	13.25%	05/15/2014	2,445,000	2,969,338
U.S. Treasury Bond	4.375%	08/15/2012	1,000,000	961,953
U.S. Treasury Bond	10.625%	08/15/2015	500,000	696,777
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	559,618	509,662
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	1,750,278	1,578,874
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	762,870	764,866
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	748,140	760,999
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	1,983,362	1,848,944
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	1,797,766	1,594,866
				11,686,279

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $13,741,104)				13,646,569

	INTEREST
DESCRIPTION	RATE	SHARES	VALUE
PREFERRED STOCKS (0.1%)

Innkeepers USA Trust	8.00%	80	1,976
LaSalle Hotel	10.25%	1,700	43,690
			45,666

TOTAL PREFERRED STOCKS (IDENTIFIED COST $46,615)			45,666

	EXERCISE	EXERCISE
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (1.2%)
Call Options (0.0%)
Chicago Mercantile	520.00	07/22/2006	4	1,520

Put Options (1.2%)
AvalonBay Community	105.00	10/21/2006	46	8,970
AvalonBay Community	115.00	10/21/2006	46	34,960
General Motors Corp.	35.00	09/16/2006	55	34,650
iShares Emerging Markets	100.00	09/16/2006	300	279,000
iShares MSCI EAFE	61.00	09/16/2006	121	5,748
iShares Russell 2000	73.00	11/18/2006	110	44,550
Red Hat Inc.	25.00	09/16/2006	100	25,250
Regional Bank Holdings	150.00	11/18/2006	50	34,750
Retail Holders	100.00	10/21/2006	85	52,275
SPDR Trust Series 1	128.00	09/16/2006	45	12,825
				532,978

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $749,993)				534,498

4

DESCRIPTION	SHARES	VALUE
INVESTMENT COMPANIES (3.4%)
Closed-end Funds (0.8%)
Salomon Bros Inflation Management Fund	3,950	62,607
Ticon Property Fund (4)	1,086,000	277,648
		340,255
Commodity Fund (2.6%)
iShares COMEX Gold *	19,800	1,212,354

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,528,564)		1,552,609

WARRANTS (0.0%)
Toys-Games-Hobbies (0.0%)
Action Products International Warrants *	320	0

TOTAL WARRANTS (IDENTIFIED COST $0)		0

TOTAL INVESTMENTS (80.6%) (IDENTIFIED COST $37,164,562)		37,120,588

TOTAL OTHER ASSETS LESS LIABILITIES (19.4%)		8,617,834

TOTAL NET ASSETS (100.0%)		$45,738,422

*	Non Income Producing Security
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is considered illiquid by the investment advisor (security was acquired on 5/26/06 at a cost of $370,000 and represents 0.5% of net assets as of 6/30/06).

(2)	Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.
(3)	Represents a step bond. Rate disclosed is as of June 30, 2006.
(4)	Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of June 30, 2006 is $8,654,846.

Schedule of Securities Sold Short

	Shares	Value
Chicago Mercantile Exchange Holdings, Inc.	(400)	(196,460)
Templeton Russia and Eastern European Fund, Inc. *	(1,650)	(114,774)

Total Securities Sold Short (Proceeds $307,612)		(311,234)

PUT OPTIONS WRITTEN

	PREMIUM	NUMBER
NOTE / EXPIRATION DATE / EXERCISE PRICE	RECEIVED	OF CONTRACTS	VALUE
AvalonBay Community, October, 2006, 115.00	54,217	46	(34,960)
			(34,960)

WRITTEN OPTION ACTIVITY

	Written Call Options		Written Put Options
	Number of Contracts	Contract Premium	Number of Contracts	Contract Premium
Outstanding, at beginning of year	—	$—	—	$—
Options written	—	—	46	54,217
Options exercised or closed	—	—	—	—
Options expired	—	—	—	—
Outstanding, June 30, 2006	—	$—	46	$54,217

Country Breakdown as a Percent of Net Assets for June 30, 2006

COUNTRY
ARGENTINA (0.3%)
AUSTRALIA (1.5%)
BELGIUM (0.7%)
BERMUDA (0.3%)
BRAZIL (0.1%)
CANADA (0.6%)
CHINA (0.3%)
DENMARK (0.2%)
FRANCE (0.4%)
GERMANY (1.3%)
GREAT BRITAIN (1.2%)
HONG KONG (3.1%)
INDIA (0.3%)
IRELAND (0.7%)
ITALY (2.6%)
JAPAN (2.1%)
MALAYSIA (1.2%)
NETHERLANDS (1.3%)
NORWAY (0.5%)
SINGAPORE (6.2%)
SOUTH KOREA (0.8%)
SPAIN (0.3%)
SWEDEN (0.8%)
SWITZERLAND (1.1%)
TAIWAN (1.1%)
THAILAND (6.0%)
UNITED STATES (45.6%)
TOTAL OTHER ASSETS LESS LIABILITIES (19.4%)

TOTAL NET ASSETS (100.0%)

5

Utopia Core Conservative Fund

Schedule of Investments, June 30, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (29.8%)
Agriculture (0.3%)
Cresud SA	7,250	98,020

Apparel (0.3%)
Ocean Sky Intl Ltd. (4)	1,042,000	115,335

Banks (0.9%)
Mitsubishi UFJ Financial Group, Inc.	6,150	85,792
Mizuho Financial Group (4)	10	84,809
National Bancshares *	64,000	150,400
		321,001
Beverages (0.2%)
Ten Ren Tea Co Ltd.	56,000	53,791

Building Materials (0.8%)
Dynasty Ceramic PCL	418,700	163,658
ENDO Lighting Corp. (4)	12,475	131,976
		295,634
Chemicals (1.5%)
Arkema *	12	465
Chemical Co of Malay	41,500	35,464
Korea Polyol Co Ltd.	2,270	90,202
Landec Corp. *	4,300	39,775
Meghmani Organics (4)	457,000	93,141
Yip’s Chemical Hldgs (4)	709,600	258,081
		517,128
China (0.5%)
Lenovo Group Ltd. (4)	520,000	172,746

Commercial Services (0.2%)
Bangkok Aviation	195,000	53,712
Franklin Covey Co. *	1,075	7,955
Grubb & Ellis Realty *	3,202	20,589
		82,256
Distribution-Wholesale (0.2%)
China Hong Kong Photo	782,000	81,560

Diversified Financial Services (1.3%)
Guoco Group Ltd.	13,000	153,831
Kas Bank NV (4)	4,640	121,165
SinoPac Fin Hldgs Co. (4)	380,000	192,361
		467,357
Electrical Components & Equipment (1.6%)
Enel SpA (4)	17,800	153,134
FINETEC Corp. (4)	6,900	85,129
Merix Corp. *	11,900	130,543
Terna SpA (4)	58,000	154,609
Vestas Wind Systems *(4)	800	21,915
Xantrex Tech Inc. *	1,715	12,828
		558,158
Engineering & Construction (0.6%)
CH Karnchang	572,000	117,791
Japan Airport Terminal (4)	4,800	52,170
Road Builder Holdings (4)	51,200	30,366
		200,327
Entertainment (0.6%)
Major Cineplex Group	66,300	29,393
Tally-Ho Ventures * (1)	160,000	184,000
		213,393
Environmental Control (0.1%)
Sinomem Technology Ltd. (4)	81,000	42,218

1

Food (0.6%)
Fyffes PLC (4)	71,300	125,997
Tofutti Brands Inc. *	31,975	92,727
		218,724
Healthcare Products (0.1%)
Bausch & Lomb, Inc.	900	44,136

Holding Companies (1.4%)
Bousted Holdings Berhad	325,800	159,597
Chuang’s China Investments Ltd. (4)	2,205,000	122,199
Haw Par Corp. (4)	57,000	205,526
		487,322
Insurance (2.5%)
21st Century Holding Co.	7,350	96,138
Aspen Insurance Holdings Ltd.	2,175	50,656
Endurance Specialty	1,550	49,600
Financial Industries Corp. *	39,106	340,026
Muenchener Rueckver (4)	785	107,118
Singapore Reinsurance (4)	1,446,000	256,431
		899,969
Internet (2.1%)
C.S. Loxinfo Public	1,004,200	96,943
Earthlink, Inc. *	16,725	144,838
Kintera, Inc.*	112,575	219,521
Liberty Media Holding Corp. - Interactive *	816	14,084
Pacific Internet Ltd. *	16,825	159,838
United Online, Inc.	9,925	119,100
		754,324
Leisure Time (0.2%)
CA Wow Xperience (4)	96,084	16,516
Ducati Motor Holdings *	78,300	66,499
		83,015
Machinery-Diversified (0.4%)
ATS Automation Tooling Systems, Inc. *	15,000	136,388
Tsudakoma Corp. (4)	3,500	6,975
		143,363
Media (1.6%)
John Fairfax Holdings (4)	56,000	156,110
Liberty Global, Inc. *	6,631	136,400
Liberty Media Holding Corp. - Capital *	163	13,654
Mondo TV SpA *(4)	3,750	127,115
New York Times Co.	3,350	82,209
Workpoint Entertainment	58,000	36,821
		552,309
Miscellaneous Manufacturers (0.6%)
Agfa Gevaert NV (4)	7,925	191,885
EganaGoldpfeil Ltd. (4)	84,000	34,167
		226,052
Oil&Gas (3.4%)
China Petroleum & Chemical Corp.	1,575	90,153
Cimarex Energy Co.	3,240	139,320
ConocoPhillips	2,000	131,060
ENI SpA	2,875	168,906
Petroleo Brasileiro	296	26,436
Range Resources Corp.	4,200	114,198
Repsol YPF, S.A.	3,575	100,314
Statoil ASA	1,630	46,488
Thai Oil Public Co. (4)	113,000	189,036
Total SA	1,670	109,418
Transmeridian Exploration, Inc. *	19,083	108,773
		1,224,102
Pharmaceuticals (0.1%)
Hua Han Bio-Pharmaceutical	138,000	25,765
Natrol Inc. *	500	945
		26,710
Real Estate (2.9%)
Amanah Harta Tanah	46,600	9,385
Amanah Harta Tanah2	148,626	16,988
AVJennings Homes Ltd. (4)	176,216	150,274
Blackrock *	30,000	14,197
Cheung Kong Holdings (4)	5,000	54,246
Grubb & Ellis Co. *(4)	1,300	12,025
Hemaraj Land & Development (4)	7,505,300	181,372
Rojana Indus Park	470,700	140,765
Ticon Industrial (4)	576,000	246,819
Wheelock & Co Ltd. (4)	112,000	188,142
		1,014,213

2

REITS (0.2%)
Correctional Properties Trust	1,784	44,154
MCO CR-REIT	6,020	40,102
		84,256
Retail (0.9%)
Food Junction Holdings (4)	417,000	159,466
Matsuzakaya Co Ltd. (4)	14,000	92,694
RadioShack Corp.	3,825	53,550
		305,710
Semiconductors (0.5%)
Intel Corp.	8,725	165,339

Software (1.3%)
EPIQ Systems Inc. *	6,030	100,339
IBA Healthcare Ltd. (4)	335,000	186,506
iSOFT Group (4)	58,893	83,890
Microsoft Corp.	4,300	100,190
		470,925
Telecommunications (0.9%)
Chunghwa Telecom Co. (4)	47,000	84,682
Fastweb *(4)	2,575	111,812
Shin Corp Pub Co Ltd. (4)	164,000	125,204
		321,698
Toys-Games-Hobbies (0.4%)
Action Products International *	77,500	156,550

Transportation (0.6%)
Sakai Moving Service (4)	2,200	51,713
Singapore Post Ltd. (4)	231,000	157,687
		209,400

TOTAL COMMON STOCKS (IDENTIFIED COST $10,549,714)		10,607,041

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (3.6%)
Banks (1.8%)
Barclays Bank PLC (2)	5.046%	03/30/2007	105,000	104,059
Exim of Ukraine	7.75%	09/23/2009	225,000	221,648
Rabobank Nederland (3)	4.00%	11/12/2008	130,000	124,759
Rabobank Nederland	4.625%	05/31/2012	98,000	176,640
				627,106
Diversified Financial Services (0.6%)
General Electric Capital Corp.	3.875%	05/07/2014	210,000	180,349
Merrill Lynch & Co (2)	8.00%	03/24/2009	43,000	42,063
				222,412
Electrical Components & Equipment (0.3%)
Pacificorp	6.375%	05/15/2008	100,000	101,270

Insurance (0.2%)
Horace Mann (3)	1.425%	05/14/2032	125,000	58,281

Real Estate (0.3%)
TrizecHahn Corp.	3.00%	01/29/2021	105,000	95,419

Semiconductors (0.4%)
ASM International NV	4.25%	12/06/2011	165,000	159,431

TOTAL CORPORATE BONDS (IDENTIFIED COST $1,265,213)				1,263,919

3

GOVERNMENT BONDS (45.1%)
Foreign Bonds & Notes (4.4%)
Deutschland Inflation Linked	1.50%	04/15/2016	187,300	230,702
Norwegian Government	5.00%	05/15/2015	640,000	108,077
Singapore Government	2.1875%	01/15/2009	585,000	380,393
Swiss Government	3.50%	08/07/2010	445,000	379,317
Swedish Government	1.00%	04/01/2012	2,135,000	286,723
United Kingdom Gilt	4.00%	03/07/2009	103,000	186,658
				1,571,870
U.S. Treasury Bonds & Notes (40.7%)
U.S. Treasury Bond	14.00%	11/15/2011	1,000,000	1,032,070
U.S. Treasury Bond	10.375%	11/15/2012	2,350,000	2,508,075
U.S. Treasury Bond	13.25%	05/15/2014	2,045,000	2,483,557
U.S. Treasury Bond	4.375%	08/15/2012	1,000,000	961,953
U.S. Treasury Bond	10.625%	08/15/2015	1,000,000	1,393,555
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	451,120	410,850
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	572,153	573,650
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	561,105	570,749
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	1,635,219	1,524,395
U.S. Treasury Inflation Indexed Note	2.00%	01/15/2026	1,920,158	1,732,117
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	1,430,298	1,268,872
				14,459,843

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $16,161,406)				16,031,713

	INTEREST
DESCRIPTION	RATE	SHARES	VALUE
PREFERRED STOCKS (0.1%)
REITS (0.1%)
Innkeepers USA Trust	8.00%	75	1,853
LaSalle Hotel	10.25%	1,650	42,405
			44,258

TOTAL PREFERRED STOCKS (IDENTIFIED COST $45,178)			44,258

	EXERCISE	EXERCISE
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (1.1%)
Put Options (1.1%)
AvalonBay Community	105.00	10/21/2006	38	7,410
AvalonBay Community	115.00	10/21/2006	38	28,880
General Motors Corp.	35.00	09/16/2006	30	18,900
iShares Emerging Markets	100.00	09/16/2006	200	186,000
iShares MSCI EAFE	61.00	09/16/2006	60	2,850
iShares Russell 2000	73.00	11/18/2006	85	34,425
Red Hat Inc.	25.00	09/16/2006	60	15,150
Regional Bank Holdings	150.00	11/18/2006	60	41,700
Retail Holders	100.00	10/21/2006	55	33,825
SPDR Trust Series 1	128.00	09/16/2006	60	17,100
				386,240

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $533,861)				386,240

DESCRIPTION	SHARES	VALUE
INVESTMENT COMPANIES (4.2%)
Closed-end Funds (1.3%)
MFS Intermediate Income Trust	18,255	111,173
Salomon Bros Inflation Management Fund	11,756	186,332
Ticon Property Fund (4)	620,000	158,510
		456,015
Commodity Fund (2.9%)
iShares COMEX Gold *	16,800	1,028,664

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,469,894)		1,484,679

WARRANTS (0.0%)
Toys-Games-Hobbies (0.0%)
Action Products International Warrants *	215	0

TOTAL WARRANTS (IDENTIFIED COST $0)		0

TOTAL INVESTMENTS (83.9%) (IDENTIFIED COST $30,025,266)		29,817,850

TOTAL OTHER ASSETS LESS LIABILITIES (16.1%)		5,730,298

TOTAL NET ASSETS (100.0%)		$35,548,148

4

*         Non Income Producing Security

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  This security is considered illiquid by the investment advisor (security was acquired on 5/26/06 at a cost of $320,000 and represents 0.5% of net assets as of 6/30/06).

(2)  Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.

(3)  Represents a step bond. Rate disclosed is as of June 30, 2006.

(4)  Fair valued security under procedures established by the Trust’s Board of Trustees.  Total market value of fair valued securities as of June 30, 2006 is $5,134,762.

PUT OPTIONS WRITTEN

	PREMIUM	NUMBER
NOTE / EXPIRATION DATE / EXERCISE PRICE	RECEIVED	OF CONTRACTS	VALUE
AvalonBay Community, October, 2006, 115.00	44,786	38	(28,880)
			(28,880)

WRITTEN OPTION ACTIVITY

	Written Call Options		Written Put Options
	Number of Contracts	Contract Premium	Number of Contracts	Contract Premium
Outstanding, at beginning of year	—	$—	—	$—
Options written	—	—	38	44,786
Options exercised or closed	—	—	—	—
Options expired	—	—	—	—
Outstanding, June 30, 2006	—	$—	38	$44,786

Country Breakdown as a Percent of Net Assets for June 30, 2006

COUNTRY
ARGENTINA (0.3%)
AUSTRALIA (1.4%)
BELGIUM (0.5%)
BERMUDA (0.3%)
BRAZIL (0.1%)
CANADA (0.7%)
CHINA (0.2%)
DENMARK (0.1%)
FRANCE (0.3%)
GERMANY (0.9%)
GREAT BRITAIN (1.0%)
HONG KONG (2.6%)
INDIA (0.3%)
IRELAND (0.4%)
ITALY (2.2%)
JAPAN (1.4%)
MALAYSIA (0.7%)
NETHERLANDS (1.3%)
NORWAY (0.4%)
SINGAPORE (4.2%)
SOUTH KOREA (0.6%)
SPAIN (0.3%)
SWEDEN (0.8%)
SWITZERLAND (1.1%)
TAIWAN (0.9%)
THAILAND (4.4%)
UNITED STATES (56.5%)
TOTAL OTHER ASSETS LESS LIABILITIES (16.1%)

TOTAL NET ASSETS (100.0%)

5

Utopia Growth Fund

Schedule of Investments, June 30, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (57.2%)
Agriculture (0.4%)
Cresud SA	4,350	58,812

Apparel (0.8%)
Ocean Sky Intl Ltd. (4)	980,000	108,473

Banks (1.7%)
Mitsubishi UFJ Financial Group, Inc.	4,550	63,472
Mizuho Financial Group (4)	7	59,366
National Bancshares *	47,000	110,450
		233,288
Beverages (0.3%)
Ten Ren Tea Co Ltd.	44,000	42,264

Building Materials (1.6%)
Dynasty Ceramic PCL	377,100	147,397
ENDO Lighting Corp. (4)	6,975	73,791
		221,188
Chemicals (2.6%)
Arkema *	5	194
Chemical Co of Malay	69,200	59,134
Korea Polyol Co Ltd.	1,290	51,260
Landec Corp. *	3,725	34,456
Meghmani Organics (4)	357,000	72,760
Yip’s Chemical Hldgs (4)	399,200	145,189
		362,993
China (1.0%)
Lenovo Group Ltd. (4)	409,000	135,872

Commercial Services (0.6%)
Bangkok Aviation	260,000	71,616
Franklin Covey Co. *	775	5,735
Grubb & Ellis Realty *	945	6,076
		83,427
Distribution-Wholesale (0.4%)
China Hong Kong Photo	510,000	53,191

Diversified Financial Services (2.0%)
Guoco Group Ltd.	8,000	94,665
Kas Bank NV (4)	2,700	70,505
SinoPac Fin Hldgs Co. (4)	220,000	111,367
		276,537
Electrical Components & Equipment (2.8%)
Enel SpA (4)	8,900	76,567
FINETEC Corp. (4)	5,100	62,921
iRevo Inc. (4)	17,850	45,349
Merix Corp. *	6,900	75,693
Terna SpA (4)	29,000	77,304
Vestas Wind Systems *(4)	1,800	49,310
Xantrex Tech Inc. *	1,035	7,742
		394,886
Engineering & Construction (1.3%)
CH Karnchang	404,000	83,195
Japan Airport Terminal (4)	5,900	64,126
Road Builder Holdings (4)	64,200	38,076
		185,397
Entertainment (0.9%)
Major Cineplex Group	28,800	12,768
Tally-Ho Ventures *(1)	100,000	115,000
		127,768
Environmental Control (0.1%)
Sinomem Technology Ltd. (4)	37,000	19,285

1

Food (1.3%)
Fyffes PLC (4)	63,300	111,860
Galaxy Nutritional *	33,000	11,550
Tofutti Brands Inc. *	19,600	56,840
		180,250
Healthcare Products (0.4%)
Bausch & Lomb, Inc.	1,000	49,040

Holding Companies (2.2%)
Bousted Holdings Berhad	249,800	122,368
Chuang’s China Investments Ltd. (4)	1,225,000	67,888
Haw Par Corp. (4)	34,500	124,397
		314,653
Insurance (5.2%)
21st Century Holding Co.	10,800	141,264
Aspen Insurance Holdings Ltd.	1,300	30,277
Endurance Specialty	925	29,600
Financial Industries Corp. *	28,623	248,877
Muenchener Rueckver (4)	1,000	136,456
Singapore Reinsurance (4)	826,000	146,481
		732,955
Internet (5.7%)
C.S. Loxinfo Public	1,183,900	114,290
Earthlink, Inc. *	12,075	104,569
Kintera, Inc.*	121,528	236,980
Liberty Media Holding Corp. - Interactive *	968	16,708
Pacific Internet Ltd. *	21,875	207,813
United Online, Inc.	9,625	115,500
		795,860
Leisure Time (0.6%)
CA Wow Xperience (4)	53,762	9,241
Ducati Motor Holdings *	90,950	77,243
		86,484
Machinery-Diversified (0.7%)
ATS Automation Tooling Systems, Inc.	10,200	92,744
Tsudakoma Corp. (4)	3,000	5,978
		98,722
Media (3.0%)
John Fairfax Holdings (4)	35,000	97,568
Liberty Global Inc. *	7,300	150,161
Liberty Media Holding Corp. - Capital *	193	16,168
Mondo TV SpA *(4)	2,400	81,354
New York Times Co.	2,150	52,761
Workpoint Entertainment	33,000	20,950
		418,962
Metal Fabrication-Hardware (0.2%)
Wah Seong Corp. Berha (4)	47,100	29,497

Miscellaneous Manufacturers (1.5%)
Agfa Gevaert NV (4)	5,675	137,407
Cycle Country Accessories Corp. *	23,450	52,763
EganaGoldpfeil Ltd. (4)	62,000	25,218
		215,388
Oil&Gas (5.5%)
China Petroleum & Chemical Corp.	1,025	58,671
Cimarex Energy Co.	1,640	70,520
ConocoPhillips	1,025	67,168
ENI SpA	1,525	89,594
PetroChina Co. Ltd.	10	1,080
Petroleo Brasileiro	171	15,272
Range Resources Corp.	2,775	75,452
Repsol YPF, S.A.	2,350	65,941
Statoil ASA	2,275	64,883
Thai Oil Public Co. (4)	80,000	133,831
Total SA	1,085	71,089
Transmeridian Exploration, Inc. *	11,462	65,333
		778,834
Pharmaceuticals (0.3%)
Hua Han Bio-Pharmaceutical	204,000	38,088
Natrol Inc. *	950	1,795
		39,883

2

Real Estate (4.0%)
Amanah Harta Tanah2	68,448	7,824
AVJennings Homes Ltd. (4)	120,888	103,091
Blackrock *	32,200	15,239
Cheung Kong Holdings (4)	5,000	54,246
Grubb & Ellis Co. *(3)	800	7,400
Hemaraj Land & Development (4)	3,742,500	90,441
Rojana Indus Park	274,800	82,181
Ticon Industrial (4)	310,000	132,836
Wheelock & Co Ltd. (4)	40,000	67,193
		560,451
REITS (0.3%)
Correctional Properties Trust	940	23,265
MCO CR-REIT	3,160	21,050
		44,315
Retail (1.3%)
Food Junction Holdings (4)	235,000	89,867
Matsuzakaya Co Ltd. (4)	9,000	59,589
RadioShack Corp.	2,825	39,550
		189,006
Semiconductors (1.3%)
Intel Corp.	9,600	181,920

Software (3.7%)
EPIQ Systems Inc. *	8,650	143,936
IBA Healthcare Ltd. (4)	217,500	121,089
iSOFT Group (4)	62,732	89,359
Microsoft Corp.	4,600	107,180
SmartPros Ltd. *	20,500	62,525
		524,089
Telecommunications (1.5%)
Chunghwa Telecom Co. (4)	34,000	61,259
Fastweb *(4)	1,300	56,449
Shin Corp Pub Co Ltd. (4)	114,000	87,032
		204,740
Toys-Games-Hobbies (0.8%)
Action Products International *	53,250	107,565

Transportation (1.2%)
Sakai Moving Service (4)	1,050	24,681
Singapore Post Ltd. (4)	216,000	147,448
		172,129

TOTAL COMMON STOCKS (IDENTIFIED COST $8,001,241)		8,028,124

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (3.0%)
Banks (1.4%)
Exim of Ukraine	7.75%	09/23/2009	100,000	98,510
Rabobank Nederland (2)	4.00%	11/12/2008	50,000	47,984
Rabobank Nederland	4.625%	05/31/2012	30,000	54,074
				200,568
Diversified Financial Services (0.4%)
General Electric Capital Corp.	3.875%	05/07/2014	60,000	51,528

Insurance (0.1%)
Horace Mann (3)	1.425%	05/14/2032	37,000	17,251

Real Estate (0.2%)
TrizecHahn Corp.	3.00%	01/29/2021	40,000	36,350

Semiconductors (0.9%)
ASM International NV	4.25%	12/06/2011	125,000	120,781

TOTAL CORPORATE BONDS (IDENTIFIED COST $429,663)				426,478

3

GOVERNMENT BONDS (17.3%)
Foreign Bonds & Notes (4.9%)
Deutschland Inflation Linked	1.50%	04/15/2016	86,057	105,998
Singapore Government	2.1875%	01/15/2009	270,000	175,566
Swiss Government	3.50%	08/07/2010	205,000	174,742
Swedish Government	1.00%	04/01/2012	1,000,000	134,297
United Kingdom Gilt	4.00%	03/07/2009	48,000	86,986
				677,589
U.S. Treasury Bonds & Notes (12.4%)
U.S. Treasury Bond	13.25%	05/15/2014	355,000	431,131
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	171,312	156,019
U.S. Treasury Inflation Indexed Bond	2.00%	01/15/2026	339,760	306,487
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	241,576	242,208
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	236,911	240,983
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	385,068	358,970
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	11,307	10,031
				1,745,829

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $2,438,418)				2,423,418

	INTEREST
DESCRIPTION	RATE	SHARES	VALUE
PREFERRED STOCKS (0.0%)
REITS (0.0%)
Innkeepers USA Trust	8.00%	20	494

TOTAL PREFERRED STOCKS (IDENTIFIED COST $505)			494

	EXERCISE	EXERCISE
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (1.9%)
Call Options (0.0%)
Chicago Mercantile	520.00	07/22/2006	3	1,140

Put Options (1.9%)
AvalonBay Community	105.00	10/21/2006	20	3,900
AvalonBay Community	115.00	10/21/2006	20	15,200
General Motors Corp.	35.00	09/16/2006	25	15,750
iShares Emerging Markets	100.00	09/16/2006	150	139,500
iShares MSCI EAFE	61.00	09/16/2006	40	1,900
iShares Russell 2000	73.00	11/18/2006	50	20,250
Red Hat Inc.	25.00	09/16/2006	40	10,100
Regional Bank Holdings	150.00	11/18/2006	40	27,800
Retail Holders	100.00	10/21/2006	40	24,600
SPDR Trust Series 1	128.00	09/16/2006	25	7,125
				266,125

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $370,450)				267,265

DESCRIPTION	SHARES	VALUE
INVESTMENT COMPANIES (3.3%)
Closed-end Funds (0.6%)
Ticon Property Fund (4)	345,500	88,331

Commodity Fund (2.7%)
iShares COMEX Gold *	6,100	373,503

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $453,450)		461,834

WARRANTS (0.0%)
Toys-Games-Hobbies (0.0%)
Action Products International Warrants *	425	0

TOTAL WARRANTS (IDENTIFIED COST $0)		0

TOTAL INVESTMENTS (82.7%) (IDENTIFIED COST $11,693,727)		11,607,613

TOTAL OTHER ASSETS LESS LIABILITIES (17.3%)		2,236,750

TOTAL NET ASSETS (100.0%)		$13,844,363

4

*           Non Income Producing Security

(1)    Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  This security is considered illiquid by the investment advisor (security was acquired on 5/26/06 at a cost of $200,000 and represents 0.8% of net assets as of 6/30/06).

(2)    Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.

(3)    Represents a step bond. Rate disclosed is as of June 30, 2006.

(4)    Fair valued security under procedures established by the Trust’s Board of Trustees.  Total market value of fair valued securities as of June 30, 2006, is $3,448,991.

Schedule of Securities Sold Short

	Shares	Value
Chicago Mercantile Exchange Holdings, Inc.	(300)	(147,345)
Templeton Russia and Eastern European Fund, Inc.	(650)	(45,214)

Total Securities Sold Short (Proceeds $186,586)		(192,559)

PUT OPTIONS WRITTEN

	PREMIUM	NUMBER
NOTE / EXPIRATION DATE / EXERCISE PRICE	RECEIVED	OF CONTRACTS	VALUE
AvalonBay Community, October, 2006, 115.00	23,567	20	(15,200)
			(15,200)

WRITTEN OPTION ACTIVITY

	Written Call Options		Written Put Options
	Number of Contracts	Contract Premium	Number of Contracts	Contract Premium
Outstanding, at beginning of year	—	$—	—	$—
Options written	—	—	20	23,567
Options exercised or closed	—	—	—	—
Options expired	—	—	—	—
Outstanding, June 30, 2006	—	$—	20	$23,567

Country Breakdown as a Percent of Net Assets for June 30, 2006

COUNTRY
ARGENTINA (0.4%)
AUSTRALIA (2.3%)
BELGIUM (1.0%)
BERMUDA (0.4%)
BRAZIL (0.1%)
CANADA (1.0%)
CHINA (0.4%)
DENMARK (0.3%)
FRANCE (0.5%)
GERMANY (1.7%)
GREAT BRITAIN (1.3%)
HONG KONG (3.9%)
INDIA (0.5%)
IRELAND (0.9%)
ITALY (3.3%)
JAPAN (2.5%)
MALAYSIA (1.8%)
NETHERLANDS (1.7%)
NORWAY (0.5%)
SINGAPORE (7.3%)
SOUTH KOREA (1.3%)
SPAIN (0.5%)
SWEDEN (1.0%)
SWITZERLAND (1.2%)
TAIWAN (1.5%)
THAILAND (7.7%)
UNITED STATES (37.7%)
TOTAL OTHER ASSETS LESS LIABILITIES (17.3%)

TOTAL NET ASSETS (100.0%)

5

Utopia Yield Income Fund

Schedule of Investments, June 30, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (24.3%)
Agriculture (0.2%)
Cresud SA	1,875	25,350

Apparel (0.3%)
Ocean Sky Intl Ltd. (4)	407,000	45,049

Banks (0.7%)
Mitsubishi UFJ Financial Group, Inc.	2,475	34,526
Mizuho Financial Group (4)	4	33,924
National Bancshares *	17,000	39,950
		108,400
Beverages (0.1%)
Ten Ren Tea Co Ltd.	15,000	14,408

Building Materials (0.8%)
Dynasty Ceramic PCL	168,600	65,901
ENDO Lighting Corp. (4)	4,900	51,838
		117,739
Chemicals (1.3%)
Arkema *	7	271
Chemical Co of Malay	15,300	13,075
Korea Polyol Co Ltd.	640	25,431
Landec Corp. *	1,225	11,331
Meghmani Organics (4)	159,000	32,406
Yip’s Chemical Hldgs (4)	303,400	110,347
		192,861
China (0.4%)
Lenovo Group Ltd. (4)	167,000	55,478

Commercial Services (0.2%)
Bangkok Aviation	54,000	14,874
Franklin Covey Co. *	350	2,590
Grubb & Ellis Realty *	1,225	7,877
		25,341
Distribution-Wholesale (0.1%)
China Hong Kong Photo	192,000	20,025

Diversified Financial Services (0.9%)
Guoco Group Ltd.	3,000	35,500
Kas Bank NV (4)	1,486	38,804
SinoPac Fin Hldgs Co. (4)	118,000	59,733
		134,037
Electrical Components & Equipment (1.1%)
Enel SpA (4)	5,500	47,316
FINETEC Corp. (4)	1,425	17,581
Merix Corp. *	3,100	34,007
Terna SpA (4)	19,000	50,648
Vestas Wind Systems *(4)	200	5,479
Xantrex Tech Inc. *	285	2,132
		157,163
Engineering & Construction (0.5%)
CH Karnchang	220,000	45,305
Japan Airport Terminal (4)	1,300	14,129
Road Builder Holdings (4)	13,300	7,888
		67,322
Entertainment (0.5%)
Major Cineplex Group	29,600	13,123
Tally-Ho Ventures *(1)	55,000	63,250
		76,373
Environmental Control (0.1%)
Sinomem Technology Ltd. (4)	31,000	16,157

Food (0.5%)
Fyffes PLC (4)	21,300	37,640
Tofutti Brands Inc. *	9,625	27,912
		65,552
Healthcare Products (0.1%)
Bausch & Lomb, Inc.	240	11,770

Holding Companies (1.1%)
Bousted Holdings Berhad	130,700	64,025
Chuang’s China Investments Ltd. (4)	573,000	31,755
Haw Par Corp. (4)	16,500	59,494
		155,274
Insurance (2.3%)
21st Century Holding Co.	2,475	32,373
Aspen Insurance Holdings Ltd.	575	13,392
Endurance Specialty	425	13,600
Financial Industries Corp. *	15,740	136,859
Muenchener Rueckver (4)	220	30,020
Singapore Reinsurance (4)	582,000	103,211
		329,455
Internet (1.6%)
C.S. Loxinfo Public	340,000	32,823
Earthlink, Inc. *	4,375	37,887
Kintera, Inc.*	35,918	70,040
Liberty Media Holding Corp. - Interactive *	268	4,626
Pacific Internet Ltd. *	6,075	57,712
United Online, Inc.	2,850	34,200
		237,288
Leisure Time (0.1%)
CA Wow Xperience (4)	27,071	4,653
Ducati Motor Holdings *	15,775	13,398
		18,051
Machinery-Diversified (0.3%)
ATS Automation Tooling Systems, Inc. *	4,500	40,917
Tsudakoma Corp. (4)	1,500	2,989
		43,906
Media (1.3%)
John Fairfax Holdings (4)	21,800	60,771
Liberty Global, Inc. *	2,671	54,942
Liberty Media Holding Corp. - Capital *	53	4,440
Mondo TV SpA *(4)	950	32,203
New York Times Co.	1,075	26,380
Workpoint Entertainment	15,000	9,523
		188,259
Miscellaneous Manufacturers (0.4%)
Agfa Gevaert NV (4)	2,225	53,873
EganaGoldpfeil Ltd. (4)	22,000	8,949
		62,822
Oil&Gas (3.1%)
China Petroleum & Chemical Corp.	525	30,051
Cimarex Energy Co.	1,130	48,590
ConocoPhillips	700	45,871
ENI SpA	1,150	67,562
Petroleo Brasileiro	96	8,574
Range Resources Corp.	1,700	46,223
Repsol YPF, S.A.	1,225	34,374
Statoil ASA	710	20,249
Thai Oil Public Co. (4)	44,500	74,443
Total SA	550	36,036
Transmeridian Exploration, Inc. *	5,111	29,133
		441,106
Pharmaceuticals (0.1%)
Hua Han Bio-Pharmaceutical	38,000	7,095
Natrol Inc. *	400	756
		7,851
Real Estate (2.7%)
Amanah Harta Tanah	39,300	7,915
Amanah Harta Tanah2	95,599	10,927
AVJennings Homes Ltd. (4)	76,943	65,616
Blackrock *	8,000	3,786
Cheung Kong Holdings (4)	2,000	21,699
Grubb & Ellis Co. *(4)	350	3,237
Hemaraj Land & Development (4)	2,455,000	59,327
Rojana Indus Park	128,700	38,488
Ticon Industrial (4)	232,000	99,413
Wheelock & Co Ltd. (4)	45,000	75,593
		386,001

REITS (0.3%)
Correctional Properties Trust	975	24,131
MCO CR-REIT	1,920	12,790
		36,921
Retail (0.6%)
Food Junction Holdings (4)	114,000	43,595
Matsuzakaya Co Ltd. (4)	4,000	26,484
RadioShack Corp.	1,350	18,900
		88,979
Semiconductors (0.3%)
Intel Corp.	2,125	40,269

Software (1.1%)
EPIQ Systems Inc. *	2,030	33,779
IBA Healthcare Ltd. (4)	101,000	56,230
iSOFT Group (4)	23,300	33,190
Microsoft Corp.	1,275	29,707
		152,906
Telecommunications (0.5%)
Chunghwa Telecom Co. (4)	13,000	23,423
Fastweb *(4)	525	22,797
Shin Corp Pub Co Ltd. (4)	42,000	32,064
		78,284
Toys-Games-Hobbies (0.2%)
Action Products International *	15,325	30,956

Transportation (0.5%)
Sakai Moving Service (4)	500	11,753
Singapore Post Ltd. (4)	94,000	64,167
		75,920

TOTAL COMMON STOCKS (IDENTIFIED COST $3,490,516)		3,507,273

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (3.5%)
Banks (1.8%)
Barclays Bank PLC (2)	5.046%	03/30/2007	40,000	39,642
Exim of Ukraine	7.75%	09/23/2009	100,000	98,510
Rabobank Nederland (3)	4.00%	11/12/2008	50,000	47,984
Rabobank Nederland	4.625%	05/31/2012	40,000	72,098
				258,234
Diversified Financial Services (0.6%)
General Electric Capital Corp.	3.875%	05/07/2014	80,000	68,704
Merrill Lynch & Co (2)	8.00%	03/24/2009	17,000	16,630
				85,334
Electrical Components & Equipment (0.3%)
Pacificorp	6.375%	05/15/2008	50,000	50,635

Insurance (0.2%)
Horace Mann (3)	1.425%	05/14/2032	49,000	22,846

Real Estate (0.3%)
TrizecHahn Corp.	3.00%	01/29/2021	45,000	40,894

Semiconductors (0.3%)
ASM International NV	4.25%	12/06/2011	45,000	43,481

TOTAL CORPORATE BONDS (IDENTIFIED COST $501,529)				501,424

GOVERNMENT BONDS (46.3%)
Foreign Bonds & Notes (4.1%)
Deutschland Inflation Linked	1.50%	04/15/2016	75,932	93,528
Norwegian Government	5.00%	05/15/2015	246,000	41,542
Singapore Government	2.1875%	01/15/2009	220,000	143,053
Swiss Government	3.50%	08/07/2010	170,000	144,908
Swedish Government	1.00%	04/01/2012	810,000	108,780
United Kingdom Gilt	4.00%	03/07/2009	38,000	68,864
				600,675
U.S. Treasury Bonds & Notes (42.2%)
U.S. Treasury Bond	14.00%	11/15/2011	430,000	443,790
U.S. Treasury Bond	10.375%	11/15/2012	985,000	1,051,257
U.S. Treasury Bond	13.25%	05/15/2014	835,000	1,014,068
U.S. Treasury Bond	4.375%	08/15/2012	480,000	461,737
U.S. Treasury Bond	10.625%	08/15/2015	500,000	696,778
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	188,443	171,621
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	203,432	203,964
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	199,504	202,933
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	675,187	629,428
U.S. Treasury Inflation Indexed Note	2.00%	01/15/2026	772,182	696,562
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	593,602	526,607
				6,098,745

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $6,755,037)				6,699,420

	INTEREST
DESCRIPTION	RATE	SHARES	VALUE
PREFERRED STOCKS (0.1%)
REITS (0.1%)
Innkeepers USA Trust	8.00%	25	618
LaSalle Hotel	10.25%	650	16,705
			17,323

TOTAL PREFERRED STOCKS (IDENTIFIED COST $17,693)			17,323

	EXERCISE	EXERCISE
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.9%)
Put Options (0.9%)
AvalonBay Community	105.00	10/21/2006	9	1,755
AvalonBay Community	115.00	10/21/2006	9	6,840
General Motors Corp.	35.00	09/16/2006	10	6,300
iShares Emerging Markets	100.00	09/16/2006	80	74,400
iShares MSCI EAFE	61.00	09/16/2006	20	950
iShares Russell 2000	73.00	11/18/2006	15	6,075
Red Hat Inc.	25.00	09/16/2006	20	5,050
Regional Bank Holdings	150.00	11/18/2006	22	15,290
Retail Holders	100.00	10/21/2006	15	9,225
SPDR Trust Series 1	128.00	09/16/2006	15	4,275
				130,160

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $181,383)				130,160

DESCRIPTION	SHARES	VALUE
INVESTMENT COMPANIES (3.9%)
Closed-end Funds (1.0%)
MFS Intermediate Income Trust	7,295	44,427
Salomon Bros Inflation Management Fund	2,500	39,625
Ticon Property Fund (4)	251,800	64,375
		148,427

Commodity Fund (2.9%)
iShares COMEX Gold *	6,775	414,833

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $555,508)		563,260

WARRANTS (0.0%)
Toys-Games-Hobbies (0.0%)
Action Products International Warrants *	105	0

TOTAL WARRANTS (IDENTIFIED COST $0)		0

TOTAL INVESTMENTS (79.0%) (IDENTIFIED COST $11,501,666)		11,418,860

TOTAL OTHER ASSETS LESS LIABILITIES (21.0%)		3,032,721

TOTAL NET ASSETS (100.0%)		$14,451,581

*   Non Income Producing Security

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  This security is considered illiquid by the investment advisor (security was acquired on 5/26/06 at a cost of $110,000 and represents 0.5% of net assets as of 6/30/06).

(2) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2006.

(3) Represents a step bond. Rate disclosed is as of June 30, 2006.

(4) Fair valued security under procedures established by the Trust’s Board of Trustees.  Total market value of fair valued securities is $1,789,741.

PUT OPTIONS WRITTEN

	PREMIUM	NUMBER
NOTE / EXPIRATION DATE / EXERCISE PRICE	RECEIVED	OF CONTRACTS	VALUE
AvalonBay Community, October, 2006, 115.00	10,600	9	(6,840)
			(6,840)

WRITTEN OPTION ACTIVITY

	Written Call Options		Written Put Options
	Number of Contracts	Contract Premium	Number of Contracts	Contract Premium
Outstanding, at beginning of year	—	$—	—	$—
Options written	—	—	9	10,600
Options exercised or closed	—	—	—	—
Options expired	—	—	—	—
Outstanding, June 30, 2006	—	$—	9	$10,600

Country Breakdown as a Percent of Net Assets for June 30, 2006

COUNTRY
ARGENTINA (0.2%)
AUSTRALIA (1.3%)
BELGIUM (0.4%)
BERMUDA (0.2%)
BRAZIL (0.1%)
CANADA (0.6%)
CHINA (0.2%)
DENMARK (0.0%)
FRANCE (0.2%)
GERMANY (0.9%)
GREAT BRITAIN (1.0%)
HONG KONG (2.1%)
INDIA (0.2%)
IRELAND (0.3%)
ITALY (1.6%)
JAPAN (1.2%)
MALAYSIA (0.7%)
NETHERLANDS (1.1%)
NORWAY (0.4%)
SINGAPORE (3.7%)
SOUTH KOREA (0.4%)
SPAIN (0.2%)
SWEDEN (0.7%)
SWITZERLAND (1.0%)
TAIWAN (0.7%)
THAILAND (3.8%)
UNITED STATES (55.8%)
TOTAL OTHER ASSETS LESS LIABILITIES (21.0%)

TOTAL NET ASSETS (100.0%)

UTOPIA FUNDS
NOTES T0 SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

1.  ORGANIZATION

Utopia Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware.  The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund (the “Funds”).  The Funds are non-diversified with an investment objective to seek long-term absolute total return.  The Declaration of Trust permits the Trustees to create additional funds and classes.

The Adviser, Financial & Investment Management Group, Ltd. (“FIM Group”), assumed all organization costs of the Trust, of which each Fund was allocated a proportionate amount, and also any offering costs.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation:  A Fund’s Net Asset Value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading.  The Funds do not price their shares on days when the NYSE is closed for trading.  When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates.  Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE.  Trading on foreign exchanges may not take place on every day that the NYSE is open.  Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated.  Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

Domestic Equity Securities:  The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities:  Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees.  There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other Securities and Assets:  Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ pricing committee (which is comprised of employees of the Adviser) under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures.  The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Foreign Equity Securities:  Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade.  The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE.  The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model.  The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees.  In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures.  The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of June 30, 2006, the Funds did not have any futures contracts.

Options:  The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.  As of June 30, 2006, the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund had written put options.

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of June 30, 2006, the Utopia Growth Fund and Utopia Core Fund had purchased call and put options, and Utopia Core Conservative Fund and Utopia Yield Income Fund had purchased put options.

Swap Agreements:  The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars.  The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes.  Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation.  A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of June 30, 2006, the Funds did not have any swap agreements.

Short Sales:  Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of June 30, 2006, the Utopia Growth and Utopia Core Funds had securities sold short.

Securities Lending.  Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that:  (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit.  Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral.  Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower.  Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.  As of June 30, 2006, the Funds did not have any securities on loan.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year.  Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions is known.

3.  Unrealized Appreciation and Depreciation on Investments

At June 30, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Utopia	Utopia
	Growth Fund	Core Fund
Gross appreciation (excess of value over tax cost)	$452,317	$1,155,067
Gross depreciation (excess of tax cost over value)	(538,431)	(1,199,041)
Net unrealized appreciation	$(86,114)	$(43,974)
Cost of investments for income tax purposes	$11,693,727	$37,164,562

	Utopia	Utopia
	Core Conservative Fund	Yield Income Fund
Gross appreciation (excess of value over tax cost)	$621,018	$212,630
Gross depreciation (excess of tax cost over value)	(828,434)	(295,436)
Net unrealized appreciation	$(207,416)	$(82,923)
Cost of investments for income tax purposes	$30,025,266	$11,501,783

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	August 29, 2006

By:	/s/ Jonathan Mohrhardt
Jonathan Mohrhardt
Treasurer (Principal Financial Officer)

Date:	August 29, 2006

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